Document And Entity Information	Oct. 10, 2023
Document Information [Line Items]
Entity Registrant Name	WILSON BANK HOLDING COMPANY
Document Type	8-K
Document Period End Date	Oct. 10, 2023
Entity Incorporation, State or Country Code	TN
Entity File Number	0-20402
Entity Tax Identification Number	62-1497076
Entity Address, Address Line One	623 West Main Street
Entity Address, City or Town	Lebanon
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37087
City Area Code	615
Local Phone Number	444-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000885275